Nature of Business and Basis of Presentation - Additional Information (Details)						1 Months Ended	12 Months Ended
	Jul. 16, 2021	Oct. 05, 2018 USD ($)	May 07, 2018 USD ($)	Aug. 15, 2017 USD ($)	May 31, 2017 USD ($)	Aug. 31, 2017 USD ($) shares	Dec. 31, 2021 USD ($) ft² ClinicalTrial	Dec. 31, 2020 USD ($)
Description Of Organization And Business Operations Details [Line Items]
Date of incorporation							Aug. 24, 2018
Business combination, shares exchange ratio description	1.00 share of Legacy Celularity for approximately 0.7686 shares of Celularity
Business combination, shares exchange ratio	0.7686
Number of clinical trials | ClinicalTrial							3
Area of building | ft²							150,000
Debt assumed			$ 0
Substantial doubt about going concern, within one year [true false]							true
Net loss							$ 100,118,000	$ 208,233,000
Accumulated deficit							$ 663,681,000	$ 563,563,000
Legacy Celularity
Description Of Organization And Business Operations Details [Line Items]
Business combination, shares exchange ratio	1.00
HLI Cellular Therapeutics,LLC
Description Of Organization And Business Operations Details [Line Items]
Fair value of consideration					$ 28,876,000
Anthrogenesis
Description Of Organization And Business Operations Details [Line Items]
Fair value of consideration				$ 346,430,000
Contingent value right issued for each share | shares						1
Commercial milestone payments						$ 125,000
Regulatory milestone payments						$ 50,000
Alliqua APA
Description Of Organization And Business Operations Details [Line Items]
Cash consideration paid			$ 29,000
Caricord
Description Of Organization And Business Operations Details [Line Items]
Fair value of consideration		$ 9,326